THE NOTTINGHAM INVESTMENT TRUST II

EARNEST PARTNERS FIXED INCOME TRUST

Prospectus Supplement

January 23, 2009

This Supplement to the Prospectus dated July 29, 2008 (“Prospectus”) for the EARNEST Partners Fixed Income Trust (“Fund”), a series of The Nottingham Investment Trust II, updates the Prospectus to include additional information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund’s Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The following revisions are being made to the Prospectus in order to (i) reflect the addition of William B. Buie to the Fund’s portfolio management team and (ii) reflect lower minimum investment amounts for the Fund.

•	On page 7 of the Prospectus, the second paragraph under the section entitled “Management of the Fund – The Investment Advisor” is being amended to read as follows:

“EARNEST Partners, LLC, 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309, was established in 1997 as a limited liability company organized under the laws of Georgia and was redomesticated to Delaware in 2007. EARNEST Partners, LLC is owned approximately 87% by EARNEST Holdings, LLC, a Delaware limited liability company. As of June 30, 2008, the Advisor had approximately $20.0 billion in assets under management and provides investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations. The Fund is primarily managed by an investment team consisting of Douglas S. Folk, Christopher J. Fitze, and William B. Buie, who are responsible for the day-to-day management of the Fund’s portfolio. Mr. Folk is a Partner at the Advisor and became a portfolio manager of the Fund in 1998. Mr. Folk has served as President of the Fund since 2004, and was Vice President of the Fund’s former advisor from 1996 until the acquisition in 1999. Previously, Mr. Folk was a portfolio manager with Southern Farm Bureau Life Insurance Company.Mr. Fitze has been an Analyst and Investment Manager at the Advisor since 2003 and became a portfolio manager of the Fund in 2006. Mr. Buie has been an Analyst and Investment Manager at the Advisor since 2006 and became a portfolio manager of the Fund in 2008. Previously, Mr. Buie was a portfolio manager with Seix Advisors, a division of Trusco Capital Management. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.”

•	On page 11 of the Prospectus, the section entitled “Minimum Investment” is being amended to read as follows:

Institutional Class Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $3,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

•	On page 12 of the Prospectus, the section entitled “Purchasing Shares – Additional Investments” is being amended to read as follows:

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and account identification number. Mail orders should include, if possible, the “Invest by Mail” stub which is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

•	On page 15 of the Prospectus, the section entitled “Redeeming Your Shares – Small Accounts” is being amended to read as follows:

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $3,000 due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days’ prior written notice. If the shareholder brings his/her account net asset value up to at least $3,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Investors Should Retain This Supplement for Future Reference

THE NOTTINGHAM INVESTMENT TRUST II

EARNEST PARTNERS FIXED INCOME TRUST

Supplement to the

Statement of Additional Information

January 23, 2009

This Supplement to the Statement of Additional Information dated July 29, 2008 (“SAI”) for the EARNEST Partners Fixed Income Trust (“Fund”), a series of The Nottingham Investment Trust II (“Trust”), updates the SAI to include additional information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund’s SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The SAI is being updated in order to (i) reflect the addition of William B. Buie to the Fund’s portfolio management team and (ii) reflect changes to the Fund’s policy regarding the disclosure of portfolio holdings.

•	The section on page 16 of the SAI entitled “Ownership of Fund Shares by Portfolio Managers” is being supplemented with the following information for Mr. Buie:

Ownership of Fund Shares by Portfolio Managers. The table below shows the amount of Fund equity securities beneficially owned by William B. Buie as of December 1, 2008 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
William B. Buie	A
•	The section on page 17 of the SAI entitled “Other Accounts Managed by Portfolio Managers” is being supplemented with the following information for Mr. Buie:

Other Accounts Managed by Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, other accounts managed by William B. Buie as of December 1, 2008.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets*
William B. Buie	1	$21.9	3	$64.1	75	$4,083.6
Accounts where advisory fee is based upon account performance	0	n/a	0	n/a	2	$159.3

* In millions of dollars.

•	The section on page 20 of the SAI entitled “Disclosure of Portfolio Holdings” is being revised to read as follows:

“The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund’s shareholders and to avoid possible conflicts of interest. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the list of entities described below that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Advisor to provide such information in certain circumstances as is described more fully below.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863. These reports are also available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

The officers of the Trust or the Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the Fund’s complete portfolio holdings as of the end of each calendar month. The Fund will generally make this information available to the public at www.ncfunds.com within ten days of the end of the calendar month and such information will remain available until new information for the next calendar month is posted. The Fund may also send this information to shareholders of the Fund and to mutual fund analysts and rating and trading entities; provided that the Fund will not send this information to shareholders of the Fund or analysts and rating and trading entities until one day after such information has been publicly disclosed on the Fund’s website or as described below.

The Trust’s service providers which have contracted to provide services to the Trust and the Fund, including, for example, the custodian and the Administrator, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust or Advisor has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1.

to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.

to financial printers (V.G. Reed & Sons, PrintGrafix-a division of Sunbelt Graphic Systems, Inc., PrinterLink Communications Group, Inc., and Riverside Printing, Inc.) within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings and mailings to Fund shareholders; and

3.

to the Administrator, Transfer Agent, Distributor, NCS, custodian, and legal counsel as identified in the Fund’s Prospectus and SAI, on a daily basis or as needed in connection with their providing services and oversight to the Trust.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules, or regulations, or by regulatory authorities.

Additionally, the Advisor may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information for which the Advisor determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;
2.	research companies that allow the Advisor to perform attribution analysis for the Fund; and
3.	the Advisor’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Advisor may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Advisor determines that the Fund has a legitimate business purpose for doing so. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Advisor also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles, and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Advisor may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, potential dividends, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Advisor may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Fund’s portfolio securities. The Advisor does not always enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Advisor believed was misusing the disclosed information.

The Advisor may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Advisor discloses portfolio holdings for the Fund.

The Trust and the Advisor currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Advisor, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades, and report securities transactions activity, as applicable.

Neither the Trust nor the Advisor or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities other than benefits that may result to the Fund and its shareholders from providing such information.”

Investors Should Retain This Supplement for Future Reference

THE NOTTINGHAM INVESTMENT TRUST II

THE BROWN CAPITAL MANAGEMENT FUNDS

The Brown Capital Management Balanced Fund

The Brown Capital Management Equity Fund

The Brown Capital Management Mid-Cap Fund

The Brown Capital Management Small Company Fund

The Brown Capital Management International Equity Fund

Supplement to the

Statement of Additional Information

January 23, 2009

This Supplement to the Statement of Additional Information dated July 29, 2008 (“SAI”) for The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund (“Funds”), each a series of The Nottingham Investment Trust II, updates the SAI to include additional information as described below. For further information, please contact the Funds toll-free at 1-877-892-4BCM (1-877-892-4226). You may also obtain additional copies of the Funds’ SAI, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

The SAI is being updated in order to reflect changes to the Funds’ policy regarding the disclosure of portfolio holdings. Accordingly, the section on page 27 of the SAI entitled “Disclosure of Portfolio Holdings” is being revised to read as follows:

“The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds’ shareholders and to avoid possible conflicts of interest. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the list of entities described below that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., “non- standard disclosure”). The Board has also delegated authority to the officers of the Trust and Advisor to provide such information in certain circumstances as is described more fully below.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter. You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-

877-892-4226. These reports are also available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

The officers of the Trust or the Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the Funds’ complete portfolio holdings as of the end of each calendar month. The Funds will generally make this information available to the public at www.ncfunds.com within ten days of the end of the calendar month and such information will remain available until new information for the next calendar month is posted. The Funds may also send this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts and rating and trading entities until one day after such information has been publicly disclosed on the Funds’ website or as described below.

The Trust’s service providers which have contracted to provide services to the Trust and the Funds, including, for example, the custodian and the Administrator, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust or Advisor has the following ongoing arrangements with certain third parties to provide the Funds’ portfolio holdings information:

1.

to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.

to financial printers (V.G. Reed & Sons, PrintGrafix-a division of Sunbelt Graphic Systems, Inc., PrinterLink Communications Group, Inc., and Riverside Printing, Inc.) within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings and mailings to Fund shareholders; and

3.

to the Administrator, Transfer Agent, Distributor, NCS, custodian, and legal counsel as identified in the Funds’ Prospectus and SAI, on a daily basis or as needed in connection with their providing services and oversight to the Trust.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules, or regulations, or by regulatory authorities.

Additionally, the Advisor may establish ongoing arrangements with certain third parties to provide the Funds’ portfolio holdings information for which the Advisor determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Funds;
2.	research companies that allow the Advisor to perform attribution analysis for the Funds; and
3.	the Advisor’s proxy voting agent to assess and vote proxies on behalf of the Funds.

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From time to time, employees of the Advisor may express their views orally or in writing on the Funds’ portfolio securities or may state that the Funds haves recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Funds’ most recent quarter-end and therefore may not be reflected on the list of the Funds’ most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the Funds, persons considering investing in the Funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Advisor determines that the Funds have a legitimate business purpose for doing so. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Advisor also may provide oral or written information (“portfolio commentary”) about the Funds, including, but not limited to, how the Funds’ investments are divided among various sectors, industries, countries, investment styles, and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Advisor may also provide oral or written information (“statistical information”) about various financial characteristics of the Funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, potential dividends, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Funds may be based on the Funds’ portfolios as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Advisor may disclose one or more of the portfolio securities of the Funds when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. The Advisor does not always enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who the Advisor believed was misusing the disclosed information.

The Advisor may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to the Funds and thus have similar portfolio holdings. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Advisor discloses portfolio holdings for the Funds.

The Trust and the Advisor currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Funds’ portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

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All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Advisor, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades, and report securities transactions activity, as applicable.

Neither the Trust nor the Advisor or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities other than benefits that may result to the Funds and their shareholders from providing such information.”

Investors Should Retain This Supplement for Future Reference

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